Equity (Details 1) - Ordinary Shares [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Number of shares, Beginning Balance	33,295,618	28,156,728
Number of shares, Issuance of share capital	7,103,672	5,138,890
Number of shares, Ending Balance	40,399,290	33,295,618
NIS [Member]
Statement Line Items [Line Items]
NIS par value, Beginning Balance	$ 8,323,904	$ 7,039,182
NIS par value, Issuance of share capital	1,775,918	1,284,722
NIS par value, Ending Balance	$ 10,099,822	$ 8,323,904